Finance Receivables And Loans, Net Finance Receivables And Loans, Net (Redefaults) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Number of loans redefaulted within 12 months of being modified	2,450	460
Financing Receivable, Redefaults, Carrying Value Before Allowance	$ 51	$ 11
Redefault Charge-off	15	3
Consumer Loans Auto Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Number of loans redefaulted within 12 months of being modified	2,290	420
Financing Receivable, Redefaults, Carrying Value Before Allowance	26	4
Redefault Charge-off	12	2
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Number of loans redefaulted within 12 months of being modified	153	39
Financing Receivable, Redefaults, Carrying Value Before Allowance	19	4
Redefault Charge-off	3	1
First Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Number of loans redefaulted within 12 months of being modified	112	11
Financing Receivable, Redefaults, Carrying Value Before Allowance	16	2
Redefault Charge-off	1	0
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Number of loans redefaulted within 12 months of being modified	41	28
Financing Receivable, Redefaults, Carrying Value Before Allowance	3	2
Redefault Charge-off	2	1
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Number of loans redefaulted within 12 months of being modified	7	1
Financing Receivable, Redefaults, Carrying Value Before Allowance	6	3
Redefault Charge-off	0	0
Commercial And Industrial Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Number of loans redefaulted within 12 months of being modified	4	1
Financing Receivable, Redefaults, Carrying Value Before Allowance	3	3
Redefault Charge-off	0	0
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Number of loans redefaulted within 12 months of being modified	3	0
Financing Receivable, Redefaults, Carrying Value Before Allowance	3	0
Redefault Charge-off	$ 0	$ 0